Invesco Dynamic Credit Opportunities Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-CE-DCO-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–123.43%(b)(c)(d)
Aerospace & Defense–4.10%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	12/06/2025		$ 181	$ 183,180
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 08/11/2015-02/28/2018; Cost $1,836,645)(e)	6.19%	08/11/2022		1,307	1,299,280
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	6.15%	06/28/2024		1,911	1,907,926
IAP Worldwide Services
Revolver Loan (Acquired 03/16/2018; Cost $156,389)(e)(f)	1.48%	07/18/2019		1,444	1,444,403
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	9.10%	07/18/2020		1,626	1,633,791
Maxar Technologies Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	10/04/2024		5,651	4,987,304
NAC Aviation 8 Ltd., Term Loan (1 mo. USD LIBOR + 6.50%) (Acquired 03/24/2017; Cost $2,480,867)(e)	8.92%	12/31/2020		2,234	2,234,476
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)(e)	7.69%	04/29/2024		1,372	1,354,859
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	05/31/2025		818	815,996
Space Exploration Technologies Corp., Term Loan (1 mo. USD LIBOR + 4.25%)(e)	6.69%	11/21/2025		2,120	2,120,310
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.94%	05/30/2025		10,829	10,652,088
Term Loan F (1 mo. USD LIBOR + 2.50%)	4.94%	06/09/2023		3,131	3,081,899
Term Loan G (1 mo. USD LIBOR + 2.50%)	4.94%	08/22/2024		1,128	1,107,705
Vectra Co.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	03/08/2025		1,095	1,052,212
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(e)	9.69%	03/08/2026		550	537,278
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	02/28/2021		1,621	1,608,370
Xebec Global Holdings, LLC, Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 02/06/2018-07/20/2018; Cost $859,643)(e)	8.10%	02/12/2024		2,232	2,237,347
					38,258,424
Air Transport–2.76%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	4.18%	06/27/2025		36	34,733
Avolon TLB Borrower 1 (US) LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	4.19%	01/15/2025		3,277	3,272,703
eTraveli Group Holding AB, Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/29/2024	EUR	3,415	3,827,498
Gol LuxCo S.A. (Luxembourg), Term Loan (6 mo. USD LIBOR + 6.50%) (Acquired 08/19/2015; Cost $3,468,961)(e)	6.50%	08/31/2020		3,488	3,548,882
Mesa Airlines, Inc.
Term Loan N913FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $250,657)(e)	7.12%	12/01/2021		204	201,746
Term Loan N914FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $290,528)(e)	7.12%	12/01/2021		236	233,837
Term Loan N915FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $245,360)(e)	7.12%	12/01/2021		199	197,483
Term Loan N916FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $305,845)(e)	7.13%	03/01/2022		253	250,662
Term Loan N917FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $278,297)(e)	7.13%	03/01/2022		230	228,084
Term Loan N947LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $303,487)(e)	7.13%	09/01/2022		259	256,069
Term Loan N948LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $312,036)(e)	7.13%	09/01/2022		266	263,282
Term Loan N950LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $343,382)(e)	7.13%	09/01/2022		293	289,731
Term Loan N951LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $325,145)(e)	7.13%	09/01/2022		277	274,342
PrimeFlight Aviation Services, Inc.
Term Loan (g)	—	05/09/2024		3,276	3,210,900
Term Loan	8.04%	05/09/2024		9,829	9,632,701
					25,722,653
Automotive–5.31%
Belron Finance US LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)(e)	5.03%	11/13/2025		316	316,321
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)(e)	6.77%	05/19/2023		$ 991	$ 972,553
Garrett Borrowing LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	5.11%	09/27/2025		740	728,837
IAA Spinco Inc., Term Loan (g)	—	06/06/2026		1,378	1,385,230
Mavis Tire Express Services Corp.
Delayed Draw Term Loan (f)	0.00%	03/20/2025		240	236,201
Term Loan (1 mo. USD LIBOR + 3.25%)	5.68%	03/20/2025		1,895	1,865,285
Midas Intermediate Holdco II, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.35%	08/18/2021		261	254,338
Muth Mirror Systems, LLC
Revolver Loan (g)	—	04/23/2025		1,677	1,643,656
Term Loan (g)	—	04/23/2025		20,336	19,929,325
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.96%	11/06/2024		780	780,488
Panther BF Aggregator 2 L.P.
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	05/15/2026	EUR	4,549	5,089,075
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.93%	05/15/2026		1,534	1,526,550
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	6.44%	05/22/2024		2,186	2,103,576
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	10/01/2025		4,504	4,318,257
ThermaSys Corp.
Term Loan (3 mo. USD LIBOR + 6.00%)(e)	8.60%	10/02/2023		168	152,527
Term Loan (3 mo. USD LIBOR + 6.00%)	8.60%	01/01/2024		917	825,037
TI Group Automotive Systems, L.L.C., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	06/30/2025		369	365,842
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.25%	03/07/2024		474	467,073
Transtar Holding Co.
Delayed Draw Term Loan (Acquired 04/11/2017-07/06/2017; Cost $157,710)(e)(f)	0.00%	04/11/2022		158	157,647
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(e)	6.69%	04/11/2022		1,707	1,689,691
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/11/2018; Cost $532,337)(e)(h)	7.75%	04/11/2022		603	602,920
Wand NewCo 3, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.97%	02/05/2026		2,941	2,951,481
Winter Park Intermediate, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)(e)	7.19%	04/04/2025		1,184	1,176,901
					49,538,811
Beverage & Tobacco–0.68%
AI Aqua Merger Sub, Inc. (Australia)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	12/13/2023		2,494	2,417,887
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.69%	12/13/2023		2,686	2,611,580
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	03/20/2024		457	456,337
Arterra Wines Canada, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	5.36%	12/15/2023		819	812,466
					6,298,270
Building & Development–2.52%
American Builders & Contractors Supply Co., Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	4.44%	10/31/2023		1,261	1,243,294
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.70%	01/02/2025		3	3,245
Capital Automotive L.P., Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	8.44%	03/24/2025		2,023	2,034,214
DiversiTech Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 05/18/2017; Cost $288,158)	10.10%	06/02/2025		74	72,484
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.60%	06/03/2024		2,263	2,203,583
Financiere Persea (Proxiserve), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR	961	1,080,745
Foncia Groupe SAS, Term Loan B-3 (g)	—	09/07/2023	EUR	1,860	2,071,595
Forterra Finance, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	10/25/2023		1,465	1,363,714
HD Supply, Inc., Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	4.19%	10/17/2023		738	737,765
Quimper AB (Sweden)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	02/15/2026	EUR	4,537	5,099,706
Second Lien Term Loan (6 mo. EURIBOR + 8.25%)	8.25%	02/13/2027	EUR	1,818	2,041,142
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	02/15/2026	EUR	220	246,922
Re/Max, LLC, Term Loan (1 mo. USD LIBOR + 2.75%) (Acquired 12/14/2016; Cost $1,439,810)	5.19%	12/15/2023		1,434	1,430,842
SRS Distribution, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	05/23/2025		667	643,874
TAMKO Building Products, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.69%	05/31/2026		1,106	1,103,720
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	07/24/2024		2,264	2,162,254
					23,539,099
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–12.83%
Allied Universal Holdco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	07/28/2022		$1,910	$1,863,593
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	07/28/2022		1,955	1,940,643
Alorica, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	06/30/2022		1,527	1,495,310
Altran Technologies, Term Loan B (3 mo. USD LIBOR + 2.50%)	4.88%	03/20/2025		618	614,474
Asurion LLC
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.94%	08/04/2025		12,346	12,571,826
Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.44%	08/04/2022		11	11,231
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.44%	11/03/2023		5,561	5,548,409
Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	5.44%	11/03/2024		272	270,987
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	06/15/2026		607	605,932
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)(e)	5.48%	05/22/2024		1,198	1,199,950
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.82%	06/21/2024		2,774	2,698,379
Brightview Landscapes, LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	5.00%	08/15/2025		441	440,982
Camelia Bidco Ltd., Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.60%	10/14/2024	GBP	3,188	4,004,941
Cast & Crew Payroll, LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.44%	02/09/2026		1,157	1,165,652
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 3.44% Cash Rate	9.50%	08/15/2023		537	263,246
Term Loan (1 mo. USD LIBOR + 7.50%)	9.94%	02/15/2023		435	365,981
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.95%	08/08/2025		161	158,753
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(e)	9.70%	08/08/2026		86	84,624
Crossmark Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%)(e)	9.94%	06/30/2019		216	216,273
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)(i)	0.00%	12/20/2019		1,888	660,909
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(i)	0.00%	12/21/2020		678	7,622
Dun & Bradstreet Corp. (The), Term Loan (3 mo. USD LIBOR + 5.00%)	7.43%	02/06/2026		3,728	3,726,473
First Data Corp.
Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	07/08/2022		113	113,153
Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	04/26/2024		116	116,362
Term Loan A (1 mo. USD LIBOR + 1.50%)	3.93%	10/26/2023		17	16,723
Genesys Telecom Holdings, U.S., Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	5.69%	12/01/2023		483	479,218
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.44%	04/16/2025		1,243	1,234,995
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%) (Acquired 04/11/2018; Cost $567,235)	11.44%	04/16/2026		596	576,831
Global Payments, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.19%	04/21/2023		53	52,834
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	4.19%	10/17/2025		736	736,139
GlobalLogic Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	08/01/2025		233	233,480
HNVR Holdco Ltd, Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/12/2023	EUR	937	1,056,633
I-Logic Technologies Bidco Ltd.
Term Loan (3 mo. USD LIBOR + 3.25%) (Acquired 12/20/2017; Cost $1,056,221)	5.90%	12/20/2024		340	332,228
Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	12/21/2024	EUR	1,567	1,751,700
INDIGOCYAN Midco Ltd., Term Loan B (3 mo. GBP LIBOR + 4.75%)(e)	5.54%	06/23/2024	GBP	4,254	5,371,518
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)(e)	7.10%	03/05/2026		1,799	1,772,302
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(e)	11.12%	03/05/2027		1,218	1,214,833
ION Trading Technologies S.a.r.l. (Ireland)
Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	11/21/2024	EUR	8,274	9,051,518
Term Loan (3 mo. USD LIBOR + 4.00%)	6.65%	11/21/2024		970	948,458
Iron Mountain, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	01/02/2026		1,493	1,446,521
Karman Buyer Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	07/23/2021		2,946	2,562,827
First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	5.69%	07/23/2021		2,892	2,502,010
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	04/25/2025		3,296	3,303,412
Kronos, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	5.58%	11/01/2023		2,446	2,442,353
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.82%	03/13/2025		32	31,988
LegalZoom.com, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.93%	11/21/2024		1,175	1,182,710
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Monitronics International, Inc., Term Loan B-2 (3 mo. USD LIBOR + 7.50%)	10.10%	09/30/2022		$ 5,527	$ 5,287,500
Prime Security Services Borrower, LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.19%	05/02/2022		1,677	1,662,980
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	01/29/2025		2,091	2,077,619
Red Ventures, LLC (New Imagitas, Inc.), Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.44%	11/08/2024		944	943,320
Refinitiv US Holdings, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	10/01/2025		8,781	8,580,173
ServPro Borrower, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.94%	03/26/2026		278	278,418
SMS Systems Maintenance Services, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	7.44%	10/30/2023		2,313	1,685,212
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.85%	11/14/2022		5,679	5,585,310
Techem GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/31/2025	EUR	1,042	1,172,721
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	07/31/2025	EUR	221	248,504
TNS, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	02/14/2020		1,440	1,429,466
Travelport Finance (Luxembourg) S.a.r.l., Term Loan (3 mo. USD LIBOR + 5.00%)	7.54%	03/20/2026		2,186	2,094,842
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(e)	6.10%	05/21/2022		1,641	1,643,867
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	05/16/2022		996	978,701
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	05/16/2022		103	101,465
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	05/12/2023		134	130,495
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	05/14/2023		23	22,856
West Corp.
Term Loan B (3 mo. USD LIBOR + 4.00%)	6.52%	10/10/2024		3,302	3,089,409
Term Loan B-1 (3 mo. USD LIBOR + 3.50%)	6.02%	10/10/2024		1,528	1,420,571
WEX Inc., Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.69%	05/17/2026		2,829	2,815,341
					119,695,706
Cable & Satellite Television–3.46%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	07/15/2025		869	833,774
Term Loan (1 mo. USD LIBOR + 2.75%)	5.18%	01/31/2026		1,490	1,430,867
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	01/03/2025		2,382	2,366,310
Charter Communications Operating, LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	04/30/2025		46	46,012
CSC Holdings, LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	01/15/2026		779	765,969
Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	07/17/2025		293	287,720
Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	01/25/2026		3,072	3,043,479
Numericable-SFR S.A. (France)
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	6.12%	01/31/2026		9,266	8,941,379
Term Loan B-12 (3 mo. EURIBOR + 3.00%)	3.00%	02/02/2026	EUR	816	882,091
Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	6.44%	08/14/2026		6,110	5,962,788
Telenet Financing USD LLC, Term Loan AN (1 mo. USD LIBOR + 2.25%)	4.69%	08/15/2026		3,340	3,304,951
UPC Financing Partnership, Term Loan AR (1 mo. USD LIBOR + 2.50%)	4.94%	01/15/2026		1,847	1,845,899
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	4.94%	04/15/2025		2,647	2,587,473
					32,298,712
Chemicals & Plastics–4.23%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.60%	01/31/2024		530	524,274
BCPE Max Dutch Bidco BV, Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	10/01/2025	EUR	1,328	1,499,005
Cabot Microelectronics Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	4.75%	11/14/2025		1,312	1,312,755
Charter NEX US, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.44%	05/16/2024		114	111,671
Incremental Term Loan (3 mo. USD LIBOR + 3.50%)	5.94%	05/16/2024		580	580,124
Cyanco Intermediate 2 Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	03/16/2025		887	886,212
Diamond (BC) B.V., Term Loan B (2 mo. USD LIBOR + 3.00%)	5.58%	09/06/2024		1,284	1,148,797
Encapsys, LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	11/07/2024		9	8,798
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(e)	10.08%	11/07/2025		175	171,987
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	10/20/2024		123	120,741
Hexion International Holdings B.V., Term Loan (2 mo. USD LIBOR + 2.75%)	5.35%	10/01/2020		301	300,901
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
HII Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%) (Acquired 10/05/2017; Cost $312,582)(e)	10.94%	12/21/2020		$ 309	$ 310,261
Ignition Midco BV, Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	07/02/2025	EUR	4,440	5,003,559
Invictus US NewCo LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.52%	03/28/2025		1,120	1,090,866
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	9.27%	03/30/2026		598	593,887
KPEX Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(e)	9.44%	01/31/2026		230	212,466
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	5.10%	10/01/2025		3,771	3,704,874
Momentive Performance Materials USA, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.59%	04/18/2024		1,666	1,662,300
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(e)	6.13%	11/14/2025		673	672,692
Oxea Corp. (Germany)
Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	3.75%	10/11/2024	EUR	1,779	2,000,112
Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	6.12%	10/14/2024		1,462	1,463,557
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	902	1,005,315
Term Loan B (3 mo. USD LIBOR + 4.75%)(e)	7.27%	04/05/2026		509	502,849
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	5.08%	02/05/2025		755	753,366
Proampac PG Borrower LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.01%	11/20/2023		632	610,364
Starfruit US Holdco LLC (Netherlands)
Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	10/01/2025	EUR	1,016	1,140,887
Term Loan (1 mo. USD LIBOR + 3.25%)	5.72%	10/01/2025		7,110	7,073,229
Tata Chemicals North America, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.38%	08/07/2020		757	758,735
Trinseo Materials Finance, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	09/06/2024		3	3,143
Tronox Finance LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	09/22/2024		1,749	1,732,499
Univar, Inc.
Incremental Term Loan (3 mo. EURIBOR + 3.75%)	2.75%	07/01/2024	EUR	1,189	1,337,672
Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	4.94%	07/01/2024		444	443,734
Venator Finance S.a.r.l., Term Loan (3 mo. USD LIBOR + 3.00%)	5.52%	08/08/2024		666	663,562
					39,405,194
Clothing & Textiles–1.59%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	09/27/2024			2,799	2,757,123
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.19%	09/29/2025			1,675	1,658,718
Ascena Retail Group, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	7.00%	08/21/2022			3,415	2,887,772
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.48%	05/01/2024			1,018	972,114
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(e)	6.80%	05/17/2026			839	838,825
Mascot Bidco Oy, Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR		5,012	5,637,807
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	04/25/2025			54	53,565
						14,805,924
Conglomerates–0.39%
CTC AcquiCo GmbH, Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.27%	03/07/2025			17	16,800
Penn Engineering & Manufacturing Corp.
Term Loan B (1 mo. USD LIBOR + 2.75%)	5.18%	06/27/2024			910	904,596
Term Loan C (3 mo. EURIBOR + 2.50%)	3.50%	06/27/2024	EUR		6	7,032
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.47%	02/03/2025			2,026	1,975,141
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	6.22%	02/03/2025			439	439,236
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.22%	02/02/2026			298	290,705
						3,633,510
Containers & Glass Products–5.62%
Aenova Holding GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	08/07/2020	EUR		2,613	2,913,732
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	09/29/2020	EUR		77	85,423
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	09/29/2020	EUR		32	35,854
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	09/29/2020	EUR		12	13,294
Atlas Packaging GmbH, Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	07/31/2025	EUR		85	95,189
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Berlin Packaging, LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	5.48%	11/07/2025		$2,189	$2,133,109
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.61%	11/07/2025		1,092	1,067,691
Berry Global, Inc.
Term Loan S (1 mo. USD LIBOR + 2.00%)	4.20%	02/08/2020		243	243,304
Term Loan T (1 mo. USD LIBOR + 2.00%)	4.20%	01/06/2021		756	754,608
Term Loan U (g)	—	05/17/2026		12,522	12,475,117
Term Loan U (g)	—	05/17/2026	EUR	1,300	1,456,801
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	04/03/2024		798	779,159
Consolidated Container Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.19%	05/22/2024		824	818,843
Duran Group (Germany)
Term Loan B-2 (3 mo. USD LIBOR + 4.00%) (Acquired 03/24/2017; Cost $3,576,343)(e)	6.58%	03/21/2024		3,605	3,533,178
Term Loan B-3 (3 mo. EURIBOR + 4.00%) (Acquired 12/13/2017; Cost $7,980,865)(e)	4.00%	03/21/2024	EUR	6,732	7,369,856
Flex Acquisition Co., Inc., Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	5.88%	06/29/2025		4,123	3,976,036
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	10/19/2023		1,212	1,187,326
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	11.10%	10/21/2024		231	215,159
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	6.44%	11/21/2023		1,911	1,912,052
Klockner Pentaplast of America, Inc., Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	5,184	5,146,590
Ranpak Corp.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 09/22/2014; Cost $145,956)(e)	9.69%	10/03/2022		146	145,804
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.69%	10/01/2021		455	456,305
Refresco Group, N.V., Term Loan B-3 (3 mo. USD LIBOR + 3.25%)(e)	5.77%	03/28/2025		1,379	1,375,347
Reynolds Group Holdings, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	02/05/2023		2,101	2,085,794
TricorBraun, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.35%	11/30/2023		1,329	1,326,336
Trident TPI Holdings, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.69%	10/17/2024		848	818,629
					52,420,536
Cosmetics & Toiletries–1.31%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	09/26/2024			3,661	3,520,963
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	10.19%	09/26/2025			1,172	1,039,577
Anastasia Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	08/11/2025			570	499,061
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.71%	04/05/2025			5,286	5,074,464
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.77%	06/30/2024			2,074	2,065,207
						12,199,272
Drugs–2.09%
BPA Laboratories, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 5.75%) (Acquired 04/29/2014; Cost $1,542,407)	8.35%	04/29/2020			1,605	1,564,466
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	10.35%	04/29/2020			1,395	1,360,304
Catalent Pharma Solutions, Inc., Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.68%	05/17/2026			1,637	1,637,041
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.75%	04/29/2024			4,741	4,581,189
Grifols Worldwide Operations USA, Inc., Term Loan B (1 wk. USD LIBOR + 2.25%)	4.61%	01/31/2025			69	68,687
Phoenix Guarantor, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	6.96%	03/05/2026			1	783
Valeant Pharmaceuticals International, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	5.22%	11/27/2025			4,865	4,840,480
Term Loan (1 mo. USD LIBOR + 3.00%)	5.47%	06/02/2025			5,470	5,460,282
						19,513,232
Ecological Services & Equipment–1.24%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	4.63%	11/10/2023			198	197,828
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	6.35%	05/11/2025			1,128	1,069,975
GFL Environmental, Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	05/30/2025			7,701	7,551,460
Patriot Container Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(e)	10.19%	03/20/2026			475	460,125
Tunnel Hill Partners, L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	02/06/2026			576	574,957
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Ecological Services & Equipment–(continued)
WCA Waste Systems, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	08/11/2023		$ 1,716	$ 1,704,390
					11,558,735
Electronics & Electrical–12.34%
4L Technologies, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	05/08/2020		3,049	2,911,419
Applied Systems, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	09/19/2024		108	107,641
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	09/19/2025		86	86,957
Barracuda Networks, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.77%	02/12/2025		436	435,626
Blackboard, Inc., Term Loan B-4 (1 mo. USD LIBOR + 5.00%)	7.60%	06/30/2021		6	5,876
Boxer Parent Company, Inc., Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	10/02/2025	EUR	2,072	2,333,105
Brave Parent Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.58%	04/18/2025		1,002	1,004,714
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.35%	06/16/2023		1,788	1,782,757
Carbonite, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	6.18%	03/26/2026		1,374	1,379,865
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	04/06/2026		5,573	5,561,214
Diebold Nixdorf, Inc.
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	11.75%	08/31/2022		3,167	3,352,666
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	2,495	2,641,503
Term Loan B (1 mo. USD LIBOR + 2.75%)	5.25%	11/06/2023		1,518	1,439,117
DigiCert Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.44%	10/31/2024		109	108,932
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.44%	10/31/2025		351	348,883
Dynatrace LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	08/21/2026		119	120,573
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.75%	12/17/2025		947	943,622
Epicor Software Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	06/01/2022		13	12,518
ETA Australia Holdings III Pty. Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)	6.44%	04/16/2026		1,110	1,113,257
Everest Bidco S.A.S., First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/04/2025	EUR	5,091	5,725,177
Finastra USA, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.10%	06/13/2024		5,165	5,068,606
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	07/01/2024		727	727,856
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	07/07/2025		334	336,994
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.20%	01/11/2027		924	917,374
Term Loan (1 mo. USD LIBOR + 4.00%)	6.45%	01/10/2026		1,943	1,932,076
Marcel Bidco LLC (Germany)
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.89%	03/11/2025		530	526,874
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	03/11/2025	EUR	1,005	1,120,905
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%)	8.47%	05/08/2025		2,766	2,764,248
McAfee, LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	6.18%	09/30/2024		123	122,871
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	08/15/2022		2,360	2,371,500
Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	05/29/2025		1,481	1,479,809
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	03/06/2026		1,434	1,442,139
MKS Instruments, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	4.69%	01/30/2026		1,105	1,107,703
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.68%	07/05/2023		1,291	1,289,390
Natel Engineering Company, Inc., Term Loan (g)	—	04/29/2026		2,542	2,538,812
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.94%	08/08/2024		2,162	2,092,185
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	6.94%	08/08/2024		1,110	1,096,143
Oberthur Technologies of America Corp., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR	5,975	6,672,789
OEConnection LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)(e)	6.44%	11/22/2024		939	931,572
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/22/2017; Cost $222,163)(e)	10.44%	11/22/2025		224	222,033
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.69%	01/31/2025		632	587,784
Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	02/01/2024		2,999	2,800,104
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	07/02/2025		3,648	3,633,936
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 12/15/2017; Cost $1,036,460)(e)	6.70%	01/02/2025		1,033	1,038,619
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Project Leopard Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	07/07/2023		$1,276	$1,271,491
Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	07/07/2023		1,716	1,716,760
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.83%	05/16/2025		6,373	6,272,959
Renaissance Holding Corp., Second Lien Term Loan (2 mo. USD LIBOR + 7.00%)	9.48%	05/29/2026		395	380,771
Resideo Funding, Inc, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.61%	10/25/2025		520	519,057
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	04/27/2022		5,073	4,227,233
RP Crown Parent, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	10/12/2023		736	732,623
Sandvine Corp. (Canada)
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(e)	6.94%	10/31/2025		2,072	2,061,476
Term Loan (1 mo. USD LIBOR + 8.00%)(e)	10.44%	11/02/2026		302	299,036
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	10/31/2025		1,610	1,601,508
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	6.02%	05/16/2025		278	270,959
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.69%	04/16/2025		2,702	2,689,133
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.69%	04/16/2025		1,895	1,886,308
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	4.69%	04/16/2025		3,707	3,689,591
Sybil Software LLC
Term Loan (3 mo. USD LIBOR + 2.25%)	4.85%	09/29/2023		1,790	1,788,965
Term Loan (3 mo. EURIBOR + 2.50%)	2.50%	09/30/2023	EUR	598	672,632
TIBCO Software, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.94%	12/04/2020		276	276,306
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.98%	09/28/2024		3,018	2,968,506
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.27%	05/04/2026		3,259	3,265,208
Veritas US, Inc., Term Loan (3 mo. EURIBOR + 4.50%)	5.50%	01/27/2023	EUR	2,164	2,258,440
Western Digital Corp., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	4.19%	04/29/2023		103	100,666
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.94%	12/01/2023		1,935	1,907,056
					115,094,428
Equipment Leasing–0.23%
Irel AcquiCo Gmbh, Term Loan B (g)	—	04/12/2026	EUR		1,730	1,949,293
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	4.19%	10/31/2025			204	203,802
						2,153,095
Financial Intermediaries–2.09%
Advisor Group, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	08/17/2025			942	943,619
Edelman Financial Center, LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	07/19/2025			628	626,951
Evergood 4 APS (Denmark)
Second Lien Term Loan (3 mo. EURIBOR + 7.00%)(e)	8.00%	02/06/2027	EUR		4,631	5,167,054
Term Loan B-3 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR		380	426,235
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	03/22/2024			111	107,244
MoneyGram International, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	03/27/2020			4,205	4,097,469
SGG Holdings S.A., Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		4,794	5,289,021
Stiphout Finance LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)(e)	5.44%	10/26/2022			1,347	1,329,698
Second Lien Term Loan (1 mo. EURIBOR + 7.25%)	7.25%	10/26/2023	EUR		1,303	1,448,543
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 07/21/2015; Cost $25,435)(e)	9.68%	10/26/2023			25	24,379
						19,460,213
Food & Drug Retailers–0.13%
Carrols Restaurant Group, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.68%	04/30/2026			1,167	1,164,354
Food Products–3.70%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.22%	10/01/2025			4	4,488
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.22%	10/01/2026			614	613,736
CHG PPC Parent LLC
Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	03/31/2025			1,309	1,295,933
Term Loan B (1 mo. EURIBOR + 4.00%)	4.00%	03/31/2025	EUR		740	837,714
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	07/03/2020			2,539	2,427,970
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.22%	04/06/2024		$ 1,479	$ 1,445,569
H-Food Holdings, LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	6.44%	05/23/2025		147	145,524
Term Loan (1 mo. USD LIBOR + 3.69%)	6.12%	05/23/2025		4,597	4,507,037
Hostess Brands, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.77%	08/03/2022		731	725,342
Jacobs Douwe Egberts International B.V., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.50%	11/01/2025		517	515,336
JBS USA Lux S.A., Term Loan B (3 mo. USD LIBOR + 2.50%)	5.02%	05/01/2026		7,166	7,164,781
Mastronardi Produce-USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	05/01/2025		785	783,494
Nomad Foods US LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.69%	05/15/2024		1,498	1,486,639
Post Holdings, Inc., Series A, Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	05/24/2024		825	822,737
Shearer’s Foods, LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	06/30/2021		1,604	1,601,864
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%) (Acquired 06/19/2014; Cost $240,317)	9.19%	06/30/2022		237	235,992
Sigma Bidco BV, Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	07/02/2025	EUR	1,584	1,729,030
United Natural Foods, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.69%	10/22/2025		9,464	8,139,056
					34,482,242
Food Service–1.81%
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	03/20/2025		270	264,086
EG Finco Ltd. (United Kingdom)
Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	02/06/2025		444	437,439
Term Loan B (3 mo. USD LIBOR + 4.00%)	6.60%	02/06/2025		676	665,664
Term Loan B (1 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR	4,036	4,475,343
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	07/20/2025		1,610	1,564,027
IRB Holding Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	02/05/2025		1,417	1,404,798
New Red Finance, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.69%	02/16/2024		2,862	2,833,630
NPC International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	04/19/2024		1,451	1,152,251
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.93%	04/18/2025		344	226,987
Restaurant Technologies, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	10/01/2025		480	479,936
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)(e)	8.94%	10/01/2026		665	666,806
Tacala Investment Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	02/01/2026		478	481,809
US Foods, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	06/27/2023		2,287	2,269,013
					16,921,789
Forest Products–0.11%
American Greetings Corp., Term Loan (1 mo. USD LIBOR + 4.50%) (Acquired 04/06/2018; Cost $1,375,932)	6.94%	04/06/2024		1,008	1,009,082
Health Care–8.64%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.94%	02/11/2022		934	931,326
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.94%	02/16/2023		1,829	1,822,945
Argon Medical Devices Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/03/2017; Cost $117,129)(e)	10.44%	01/23/2026		118	116,819
athenahealth, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)	7.04%	02/11/2026		3,991	3,994,221
Biogroup-LCD, Term Loan B-4 (3 mo. EURIBOR + 4.00%)	4.00%	06/14/2024	EUR	2,414	2,705,965
BVI Medical, Inc., Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	03/02/2026	EUR	956	1,081,903
DaVita HealthCare Partners, Inc., Term Loan A (g)	—	06/24/2019		3,954	3,948,912
Dentalcorp Perfect Smile ULC (Canada)
Second Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 7.50%)(f)	9.31%	06/08/2026		241	238,275
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.94%	06/08/2026		965	953,098
Explorer Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.35%	05/02/2023		637	637,314
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	7.10%	03/05/2026		798	804,231
Financiere Mendel, Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/12/2026	EUR	7,736	8,726,842
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	06/28/2024		960	948,775
GoodRx, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.44%	10/10/2025		432	431,263
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.47%	10/27/2022		212	212,917
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
HC Group Holdings III, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	04/07/2022		$ 828	$ 827,088
Heartland Dental, LLC
Delayed Draw Term Loan (f)	0.00%	04/30/2025		22	20,876
Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	04/30/2025		964	934,811
IWH UK Midco Ltd., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	7,483	8,304,429
Kinetic Concepts, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	02/03/2024		2,326	2,330,936
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.35%	06/07/2023		3,147	3,082,992
Nemera (Financiere N BidCo), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR	2,133	2,395,051
Nidda Healthcare Holding AG (Germany)
Term Loan C (3 mo. GBP LIBOR + 4.50%)	5.30%	08/21/2024	GBP	1,185	1,506,779
Term Loan D (3 mo. EURIBOR+ 4.00%)	4.00%	08/21/2024	EUR	3,150	3,558,376
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	06/30/2025		3,357	3,251,038
Prophylaxis B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 05/23/2018; Cost $6,561,379)	4.00%	06/05/2025	EUR	4,277	4,395,398
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	09/02/2024		8	7,963
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	02/06/2024		1,840	1,665,437
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/11/2025	EUR	2,657	3,000,060
Second Lien Term Loan (3 mo. EURIBOR + 7.50%)	7.50%	07/19/2026	EUR	5,109	5,736,354
Unilabs Diagnostics AB, Revolver Loan (e)(f)	0.00%	04/01/2021	EUR	6,439	7,094,934
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.94%	08/27/2025		4,760	4,770,276
WP CityMD Bidco LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	6.10%	06/07/2024		181	178,229
					80,615,833
Home Furnishings–1.92%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	7.19%	02/05/2024			1,306	1,304,534
Global Appliance, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.44%	09/29/2024			1,532	1,528,926
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	08/05/2024			28	27,448
Hilding Anders AB (Sweden)
Term Loan (Acquired 06/17/2014-11/23/2017; Cost $3,260,626)(e)(i)(j)	0.00%	06/30/2020	EUR		4,847	0
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/29/2024	EUR		8,867	8,072,739
Lifetime Brands, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.94%	02/28/2025			705	702,757
PGT Innovations, Inc., Term Loan (1 mo. USD LIBOR + 3.50%) (Acquired 03/13/2018; Cost $258,175)	5.99%	02/16/2022			74	73,928
Serta Simmons Bedding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.96%	11/08/2023			2,986	2,112,185
SIWF Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	6.68%	06/15/2025			2,047	1,977,775
TGP Holdings III, LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(e)	6.85%	09/25/2024			1,795	1,655,867
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 09/25/2017-03/22/2018; Cost $475,461)(e)	11.10%	09/25/2025			526	494,143
						17,950,302
Industrial Equipment–2.28%
ACTA B.V. (Kiwa), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	12/05/2025	EUR		3,077	3,467,703
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	04/28/2025			385	359,580
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	10/01/2025			1,194	1,184,554
Clark Equipment Co., Term Loan B (3 mo. USD LIBOR + 2.00%)	4.60%	05/18/2024			1,174	1,163,461
Delachaux Group S.A. (France)
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	04/16/2026	EUR		2,836	3,200,699
Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	7.10%	04/16/2026			466	465,359
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)(e)	7.19%	08/29/2023			746	746,324
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	6.85%	07/19/2024			710	710,334
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	07/19/2024			928	907,903
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.85%	07/18/2025			1,317	1,294,747
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.19%	07/30/2024			1,268	1,269,469
Milacron LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)(e)	4.94%	09/28/2023			842	824,719
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 3.00%)	5.44%	07/31/2025			855	855,078
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%) (Acquired 02/26/2018; Cost $672,584)(e)	6.60%	03/08/2025		$ 669	$ 669,117
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	7.10%	11/27/2020		2,209	2,087,897
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	6.00%	02/28/2025		435	404,712
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	10.50%	02/28/2026		613	540,996
Tank Holding Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.68%	03/26/2026		602	604,732
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	01/31/2024		527	527,608
					21,284,992
Insurance–1.74%
Alliant Holdings Intermediate, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.43%	05/09/2025		4,158	4,060,289
AmWINS Group, LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	01/25/2024		2,360	2,344,987
Andromeda Investissement, Term Loan B (g)	—	04/26/2026	EUR	2,040	2,308,901
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	5.00%	08/16/2025		377	377,207
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.59%	04/25/2025		4,445	4,338,410
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	12/31/2025		2,865	2,828,500
					16,258,294
Leisure Goods, Activities & Movies–4.66%
Alpha Topco Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	02/01/2024		10,210	10,015,763
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.44%	04/22/2026		2,762	2,755,063
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	10/19/2023		820	820,593
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	6.97%	01/04/2026		659	667,019
Crown Finance US, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	02/28/2025		2,057	2,025,596
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.23%	11/08/2023		1,829	1,669,784
Dorna Sports, S.L., Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	5.88%	04/12/2024		1,323	1,290,931
Equinox Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	09/06/2024		190	191,105
Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.44%	03/08/2024		1,953	1,948,818
Fitness International, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	04/18/2025		1,974	1,959,933
International Park Holdings B.V., Term Loan B (6 mo. EURIBOR + 3.50%)	3.50%	06/13/2024	EUR	1,063	1,179,047
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	1,546	1,735,782
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	927	1,040,526
Lakeland Tours, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.62%	12/16/2024		1,100	1,099,323
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2 (3 mo. CHF LIBOR + 4.25%) (Acquired 07/07/2017; Cost $3,282,490)(e)	4.25%	07/11/2024	CHF	3,177	3,149,651
Shutterfly, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	08/17/2024		1,285	1,280,596
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.95%	08/19/2024		791	786,434
SSH Group Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.83%	07/30/2025		806	800,030
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(e)	10.83%	07/30/2026		265	266,139
UFC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	04/29/2026		8,729	8,728,901
					43,411,034
Lodging & Casinos–3.01%
AMCP Clean Acquisition Co., LLC
Delayed Draw Term Loan (f)	3.59%	06/16/2025		159	159,047
Term Loan (3 mo. USD LIBOR + 4.25%)	6.85%	06/16/2025		660	658,369
Aristocrat Technologies, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	4.34%	10/19/2024		435	431,373
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	12/23/2024		11,083	11,018,118
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	04/18/2024		433	429,423
Four Seasons Hotels Ltd., First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	11/30/2023		252	251,190
MGM Growth Properties Operating Partnership L.P., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	03/21/2025		221	219,697
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 3.00%)	5.40%	05/15/2026		1,174	1,175,978
Penn National Gaming, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.69%	10/15/2025		900	897,150
Scientific Games International, Inc., Term Loan B-5 (2 mo. USD LIBOR + 2.75%)	5.22%	08/14/2024		5,454	5,375,582
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
Stars Group (US) Co-Borrower, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	6.10%	07/10/2025		$ 3,368	$ 3,372,618
Tackle Group S.a.r.l., Revolver Loan (e)(f)	0.00%	06/08/2022	EUR	741	816,346
Twin River Management Group, Inc., Term Loan B (g)	—	05/10/2026		1,328	1,328,613
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.43%	12/20/2024		446	442,820
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	05/30/2025		80	80,175
Wynn Resorts, Ltd., Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	10/30/2024		1,444	1,435,920
					28,092,419
Nonferrous Metals & Minerals–0.86%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	03/21/2025		1,122	1,121,836
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	06/01/2025		3,231	2,780,344
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.85%	01/28/2022		1,599	1,564,901
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 01/29/2015; Cost $540,996)(e)	11.10%	01/30/2023		547	541,935
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	6.50%	05/01/2025		1,147	1,093,920
US Salt, LLC, Term Loan (3 mo. USD LIBOR + 4.75%)(e)	7.19%	01/16/2026		923	923,925
					8,026,861
Oil & Gas–8.74%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	06/24/2024		2,038	1,981,527
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.44%	05/21/2025		1,960	1,869,655
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	12.80%	12/31/2021		2,017	2,044,998
Term Loan (1 mo. USD LIBOR + 4.75%)	7.18%	12/31/2022		2,802	2,675,649
Centurion Pipeline Co., LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	09/29/2025		465	466,437
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.96%	03/06/2023		3,255	3,220,528
Delek US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	03/31/2025		2,674	2,658,143
Encino Acquisition Partners Holdings, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	9.19%	10/29/2025		921	856,750
Fieldwood Energy LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	7.69%	04/11/2022		2,466	2,322,877
Revolver Loan (e)(f)	0.00%	04/12/2021		15,296	15,142,586
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.69%	04/11/2023		4,939	4,139,957
Glass Mountain Pipeline Holdings, LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	7.12%	12/23/2024		1,560	1,539,595
Gulf Finance, LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.78%	08/25/2023		4,627	3,840,219
HGIM Corp., Term Loan (6 mo. USD LIBOR + 6.00%)	8.74%	07/02/2023		1,503	1,454,622
Lower Cadence Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.44%	05/15/2026		3,564	3,562,726
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.43%	02/17/2025		1,436	1,397,155
McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.44%	05/12/2025		5,978	5,813,267
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	09/29/2025		432	433,502
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.93%	12/13/2024		2,403	2,357,828
Osum Production Corp., Term Loan (3 mo. USD LIBOR + 5.50%)(e)	8.10%	07/31/2020		2,473	2,274,835
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $9,290)(e)(i)(j)	0.00%	07/16/2021		9	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	5.10%	03/19/2021		4,433	4,404,907
Prairie ECI Acquiror L.P., Term Loan B (3 mo. USD LIBOR + 4.75%)	7.37%	03/11/2026		1,714	1,729,513
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	8.60%	02/21/2021		12,042	9,424,947
Southcross Energy Partners, L.P.
DIP Term Loan (3 mo. Prime Rate + 5.25%)	10.75%	10/01/2019		285	266,977
Term Loan (3 mo. Prime Rate + 5.25%)(j)	10.75%	08/04/2021		750	569,555
Traverse Midstream Partners LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	09/27/2024		682	676,208
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	8.95%	03/30/2023		524	522,402
Weatherford International Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.30%)	4.73%	07/13/2020		3,884	3,872,717
					81,520,082
Publishing–1.03%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.44%	04/11/2025		899	896,891
Ascend Learning, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	07/12/2024		1,505	1,493,138
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–(continued)
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.68%	06/07/2023		$ 4,107	$ 3,923,653
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	7.83%	06/01/2022		496	500,510
ProQuest LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	10/24/2021		828	827,842
Southern Graphics, Inc., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	5.71%	12/31/2022		2,072	1,740,726
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	5.44%	01/27/2024		224	223,889
					9,606,649
Radio & Television–1.85%
E.W. Scripps Co., Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	5.19%	05/01/2026		1,093	1,092,303
Gray Television, Inc., Term Loan C (1 mo. USD LIBOR + 2.50%)	4.98%	01/02/2026		2,737	2,729,616
iHeartCommunications, Inc.
Term Loan (3 mo. USD LIBOR + 6.58%)	6.58%	05/01/2026		1,166	1,168,440
Term Loan D (3 mo. USD LIBOR + 8.75%)	8.75%	01/30/2020		4,432	3,300,713
Term Loan E (3 mo. USD LIBOR + 9.50%)	9.50%	07/30/2019		9,801	7,309,966
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.73%	01/17/2024		160	158,735
NEP/NCP HoldCo, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	10/19/2026		653	646,956
Nexstar Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.68%	01/17/2024		838	829,737
					17,236,466
Retailers (except Food & Drug)–2.08%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	7.44%	09/25/2024		4,060	3,958,743
Claire’s Stores, Inc.
Revolver Loan (e)(f)	0.00%	10/12/2022		20	19,907
Term Loan (6 mo. USD LIBOR + 7.25%)	9.94%	09/15/2038		66	109,493
Fossil Group, Inc., Term Loan (1 wk. mo. USD LIBOR + 8.00%)	10.39%	12/31/2020		341	341,682
Fullbeauty Brands Holdings Corp.
First Lien Term Loan (3 mo. USD LIBOR + 9.00%)	11.47%	02/07/2024		387	374,510
Term Loan (3 mo. USD LIBOR + 10.00%)	12.47%	02/07/2022		255	256,088
National Vision, Inc., Revolver Loan (e)(f)	0.00%	10/14/2022		1,744	1,604,461
Payless, Inc.
Term Loan A-1 (i)(j)	0.00%	02/10/2022		834	437,934
Term Loan A-2 (i)(j)	0.00%	08/10/2022		1,566	548,023
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.83%	01/26/2023		5,886	4,521,938
Vivarte, PIK Term Loan, 7.00% PIK Rate, 4.00% Cash Rate (h)	7.00%	10/29/2019	EUR	5,909	4,307,060
Watson BidCo B.V., Term Loan B (6 mo. EURIBOR + 3.50%)	3.50%	05/20/2024	EUR	3,671	2,930,479
					19,410,318
Surface Transport–2.62%
Agro Merchants North American Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.35%	12/06/2024		558	553,873
Commercial Barge Line Co., First Lien Term Loan (1 mo. USD LIBOR + 8.75%)	11.19%	11/12/2020		3,933	2,782,569
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	07/29/2022		111	109,595
Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	07/29/2022		1,148	1,131,118
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.44%	10/12/2024		18	17,979
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	5.20%	12/06/2024		4,111	4,066,041
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	6.69%	06/26/2021		1,892	1,801,921
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.94%	02/24/2025		1,651	1,653,578
Zeus Bidco Ltd., Term Loan (3 mo. GBP LIBOR + 7.25%) (Acquired 03/24/2017; Cost $12,733,691)(e)	8.10%	03/29/2024	GBP	10,325	12,270,472
					24,387,146
Telecommunications–8.91%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	01/31/2025		10,920	10,639,140
Colorado Buyer, Inc.
Incremental Term Loan (1 wk. USD LIBOR + 4.00%)	6.60%	05/01/2024		7,057	6,704,370
Term Loan (1 mo. USD LIBOR + 3.00%)	5.60%	05/01/2024		1,858	1,766,553
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	10/05/2023		6,716	6,581,166
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	6.19%	06/15/2024		421	413,215
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	05/16/2024		259	257,249
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
Intelsat Jackson Holdings S.A. (Luxembourg)
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	6.18%	11/27/2023		$1,556	$1,537,653
Term Loan B-5 (1 mo. USD LIBOR + 6.63%)	6.62%	01/02/2024		2,705	2,714,530
Lumentum Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)(e)	4.94%	12/10/2025		789	786,160
MLN US Holdco LLC, Term Loan B (1 mo. USD LIBOR + 4.50%)	6.94%	11/30/2025		1,553	1,539,758
MTN Infrastructure TopCo, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	11/15/2024		2,366	2,352,574
Odyssey Investissement S.A.S., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2025	EUR	5,396	6,056,593
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	02/01/2024		2,491	2,458,751
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	04/11/2025		1,529	1,508,579
Sprint Communications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.50%	02/02/2024		7,520	7,453,857
Term Loan (1 mo. USD LIBOR + 2.50%)	5.00%	02/02/2024		6,956	6,817,028
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	7.44%	03/09/2023		2,413	2,253,778
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	5.11%	11/17/2023		8,530	8,445,159
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.60%	05/02/2023		1,801	1,724,855
Windstream Services, LLC
DIP Term Loan (3 mo. USD LIBOR + 2.50%)	4.94%	02/26/2021		2,351	2,358,100
Term Loan B-6 (3 mo. Prime Rate + 5.00%)(j)	10.50%	03/29/2021		6,445	6,592,664
Term Loan B-7 (3 mo. Prime Rate + 4.25%)(j)	9.75%	02/17/2024		2,131	2,156,469
					83,118,201
Utilities–6.55%
AI Alpine AT BidCo GmbH, Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	5.74%	10/25/2025			145	142,892
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	05/27/2022			748	749,897
Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	08/01/2025			4,521	4,518,042
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.18%	08/03/2026			753	760,708
Calpine Construction Finance Co., L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	01/15/2025			122	121,294
Calpine Corp.
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	5.11%	01/15/2024			2,804	2,795,103
Term Loan B-7 (3 mo. USD LIBOR + 2.50%)	5.11%	05/31/2023			5,064	5,039,652
Term Loan B-9 (2 mo. USD LIBOR + 2.75%)	5.34%	04/05/2026			6,297	6,278,493
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	10/02/2023			4,740	4,743,446
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	6.09%	12/17/2021			4,377	4,388,597
First Lien Term Loan C (3 mo. USD LIBOR + 3.50%)	6.10%	12/17/2021			502	503,208
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	01/30/2024			5,464	5,417,834
Term Loan C (1 mo. USD LIBOR + 3.75%)	6.19%	01/30/2024			308	305,574
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	05/16/2024			2,898	2,912,419
Pacific Gas and Electric Co.
Delayed Draw Term Loan (f)	0.00%	01/29/2020			1,122	1,127,674
Term Loan (1 mo. USD LIBOR + 2.25%)	4.74%	12/31/2020			3,366	3,383,023
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	03/23/2025			20	19,793
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	03/06/2025			894	857,425
Revere Power, LLC
Term Loan B (2 mo. USD LIBOR + 4.25%)	6.79%	03/27/2026			1,331	1,326,336
Term Loan C (2 mo. USD LIBOR + 4.25%)	6.79%	03/27/2026			206	205,657
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.94%	12/02/2021			334	323,591
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	12/08/2023			3,349	3,309,763
Vistra Operations Co. LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.69%	12/14/2023			379	379,323
Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	12/31/2025			8,509	8,495,065
Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	08/04/2023			2,987	2,982,623
						61,087,432
Total Variable Rate Senior Loan Interests (Cost $1,195,961,121)						1,151,179,310
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Non-U.S. Dollar Denominated Bonds & Notes–10.76%(k)
Automotive–2.14%
Federal-Mogul Holdings Corp. REGS(l)	5.00%	07/15/2024	EUR	5,144	$5,706,019
Federal-Mogul Holdings Corp. REGS (3 mo. EURIBOR + 4.88%)(l)(m)	4.88%	04/15/2024	EUR	8,703	9,647,109
Lincoln Financing S.a r.l. REGS (Netherlands) (3 mo. EURIBOR + 3.88%)(l)(m)	3.88%	04/01/2024	EUR	1,320	1,454,303
Novem Group GmbH REGS (Germany) (3 mo. EURIBOR + 5.25%)(l)(m)	5.25%	05/15/2024	EUR	726	809,591
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. REGS(l)	4.37%	05/15/2026	EUR	296	330,729
Schaeffler AG REGS (Germany)(l)	3.88%	05/15/2027	EUR	634	694,139
Superior Industries International, Inc. REGS(l)	6.00%	06/15/2025	EUR	1,412	1,338,831
					19,980,721
Building & Development–0.85%
Haya Finance 2017 S.A. REGS (Spain)(l)	5.25%	11/15/2022	EUR	1,291	1,228,039
Haya Finance 2017 S.A. REGS (Spain) (3 mo. EURIBOR + 5.13%)(l)(m)	5.13%	11/15/2022	EUR	4,086	3,902,796
LSF10 Wolverine Investment SCA REGS (Denmark) (3 mo. EURIBOR + 4.63%)(l)(m)	4.62%	03/15/2024	EUR	1,200	1,347,283
LSF10 Wolverine Investment SCA REGS (Denmark)(l)	5.00%	03/15/2024	EUR	1,290	1,453,830
					7,931,948
Business Equipment & Services–0.06%
Refinitiv US Holdings, Inc. REGS(l)	4.50%	05/15/2026	EUR	505	568,360
Cable & Satellite Television–0.91%
Altice Financing S.A. REGS (Luxembourg)(l)	8.00%	05/15/2027	EUR	2,167	2,405,879
Altice Financing S.A. REGS (Luxembourg)(l)	4.75%	01/15/2028	EUR	6,272	5,941,526
Virgin Media Bristol LLC (United Kingdom)	5.13%	02/15/2022	GBP	100	128,085
					8,475,490
Financial Intermediaries–3.60%
AnaCap Financial Europe S.A. SICAV-RAIF REGS (Luxembourg) (3 mo. EURIBOR + 5.00%)(l)(m)	5.00%	08/01/2024	EUR	4,277	4,128,427
Arrow Global Finance REGS (United Kingdom) (3 mo. EURIBOR + 3.75%)(l)(m)	3.75%	03/01/2026	EUR	713	777,170
Cabot Financial S.A. REGS (United Kingdom) (3 mo. EURIBOR + 5.88%)(l)(m)	5.88%	11/15/2021	EUR	2,913	3,286,664
Garfunkelux Holdco 3 S.A. REGS (Luxembourg)(l)	8.50%	11/01/2022	GBP	3,508	3,800,341
Garfunkelux Holdco 3 S.A. REGS (Luxembourg) (3 mo. EURIBOR + 4.50%)(l)(m)	4.50%	09/01/2023	EUR	8,999	8,367,607
Nemean Bondco PLC REGS (Jersey) (3 mo. GBP LIBOR + 6.50%)(l)(m)	7.32%	02/01/2023	GBP	836	1,017,278
Nemean Bondco PLC REGS (Jersey)(l)	7.37%	02/01/2024	GBP	9,994	12,194,142
					33,571,629
Food Service–0.49%
EG Finco Ltd. REGS (United Kingdom)(l)	3.63%	02/07/2024	EUR	1,489	1,628,005
EG Finco Ltd. REGS (United Kingdom)(l)	4.37%	02/07/2025	EUR	2,656	2,917,080
					4,545,085
Health Care–0.90%
IDH Finance PLC REGS (United Kingdom)(l)	6.25%	08/15/2022	GBP	2,307	2,647,565
IDH Finance PLC REGS (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(l)(m)	6.81%	08/15/2022	GBP	3,875	4,390,455
Nidda Healthcare Holding AG REGS (Germany)(l)	7.25%	09/30/2025	EUR	261	305,400
Nidda Healthcare Holding AG REGS (Germany)(l)	5.00%	09/30/2025	EUR	944	1,025,406
					8,368,826
Home Furnishings–0.64%
Shop Direct Funding PLC REGS (United Kingdom)(l)	7.75%	11/15/2022	GBP	5,057	5,935,882
Lodging & Casinos–0.76%
Travelodge Hotels Ltd. REGS (United Kingdom) (3 mo. GBP LIBOR + 4.88%)(l)(m)	5.68%	05/15/2023	GBP	5,640	7,108,977
Telecommunications–0.41%
eircom Finance DAC (Ireland)(l)	3.50%	05/15/2026	EUR	3,455	3,864,477
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $106,209,450)					100,351,395
U.S. Dollar Denominated Bonds & Notes–8.61%
Aerospace & Defense–0.94%
TransDigm, Inc.(l)	6.25%	03/15/2026		$8,533	8,724,992
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Air Transport–0.28%
Mesa Airlines, Inc. Class B	5.75%	07/15/2025		$2,628	$2,612,130
Automotive–0.24%
Allison Transmission, Inc.(l)	5.87%	06/01/2029		929	939,451
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.(l)	6.25%	05/15/2026		867	886,508
Schaeffler AG (Germany)(l)	4.13%	09/15/2021		376	383,614
					2,209,573
Business Equipment & Services–0.79%
Dun & Bradstreet Corp. (The)(l)	6.87%	08/15/2026		846	870,322
Prime Security Services Borrrower, LLC/Prime Finance, Inc.(l)	5.75%	04/15/2026		3,170	3,138,300
Prime Security Services Borrrower, LLC/Prime Finance, Inc.(l)	5.25%	04/15/2024		3,442	3,386,171
					7,394,793
Cable & Satellite Television–1.48%
Altice Financing S.A. (Luxembourg)(l)	6.62%	02/15/2023		536	546,125
Altice Financing S.A. (Luxembourg)(l)	7.50%	05/15/2026		3,064	3,018,040
CSC Holdings, LLC(l)	6.50%	02/01/2029		324	343,140
CSC Holdings, LLC(l)	5.50%	05/15/2026		7,531	7,660,533
Virgin Media Bristol LLC (United Kingdom)(l)	5.50%	08/15/2026		2,252	2,268,170
					13,836,008
Chemicals & Plastics–0.23%
Alpha US Bidco, Inc. (Germany)(l)	8.75%	06/01/2023		854	841,190
Avantor, Inc.(l)	6.00%	10/01/2024		1,290	1,342,890
					2,184,080
Containers & Glass Products–0.31%
Berry Global, Inc.(l)	4.88%	07/15/2026		1,560	1,555,679
Reynolds Group Holdings, Inc. (3 mo. USD LIBOR + 3.50%)(l)(m)	6.10%	07/15/2021		1,310	1,318,187
					2,873,866
Electronics & Electrical–2.05%
CommScope, Inc.(l)	8.25%	03/01/2027		1,348	1,339,575
CommScope, Inc.(l)	6.00%	03/01/2026		4,411	4,433,055
Dell International LLC/EMC Corp.(l)	4.90%	10/01/2026		5,132	5,256,934
Dell International LLC/EMC Corp.(l)	5.30%	10/01/2029		6,414	6,578,155
Go Daddy Operating Co., LLC(l)	5.25%	12/01/2027		717	724,170
Riverbed Technology, Inc.(l)	8.87%	03/01/2023		1,146	756,360
					19,088,249
Food Service–0.08%
EG Finco Ltd. (United Kingdom)(l)	6.75%	02/07/2025		769	756,504
Health Care–0.73%
CHS/Community Health Systems, Inc.(l)	8.00%	03/15/2026		6,259	6,002,756
IQVIA, Inc.(l)	5.00%	05/15/2027		770	783,021
					6,785,777
Industrial Equipment–0.02%
Altra Industrial Motion Corp.(l)	6.13%	10/01/2026		157	164,065
Lodging & Casinos–0.10%
ESH Hospitality, Inc.(l)	5.25%	05/01/2025		834	836,085
VICI Properties 1 LLC	8.00%	10/15/2023		81	88,358
					924,443
Nonferrous Metals & Minerals–0.51%
TiZir Ltd. (United Kingdom)(l)	9.50%	07/19/2022		4,565	4,768,526
Oil & Gas–0.01%
Pacific Drilling S.A.(l)	8.38%	10/01/2023		79	75,934
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Publishing–0.05%
Clear Channel Worldwide Holdings, Inc.(l)	9.25%	02/15/2024		$452	$484,634
Radio & Television–0.34%
Clear Channel International B.V.(l)	8.75%	12/15/2020		3,093	3,178,058
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.	6.13%	03/15/2020		734	0
Telecommunications–0.41%
Communications Sales & Leasing, Inc.(l)	6.00%	04/15/2023		842	789,375
Frontier Communications Corp.(l)	8.00%	04/01/2027		2,167	2,253,680
Goodman Networks, Inc.	8.00%	05/11/2022		1,607	803,581
Windstream Services, LLC(i)(j)(l)	9.00%	06/30/2025		14	9,433
					3,856,069
Utilities–0.04%
Calpine Corp.(l)	5.25%	06/01/2026		374	367,481
Total U.S. Dollar Denominated Bonds & Notes (Cost $83,038,541)					80,285,182
			Shares
Common Stocks & Other Equity Interests–7.57%(n)
Aerospace & Defense–0.37%
IAP Worldwide Services (Acquired 07/18/2014-08/18/2014; Cost $239,759)(e)(o)				220	3,417,739
Automotive–0.06%
ThermaSys Corp.(o)				980,474	296,593
Transtar Holding Co., Class A (Acquired 04/11/2017; Cost $147,948)(e)(o)				2,348,384	211,355
					507,948
Building & Development–0.03%
Five Point Holdings LLC, Class A(o)				37,531	291,241
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $24,140,508)(e)(o)				2,338	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $285,788)(e)(o)				28	0
					291,241
Business Equipment & Services–0.01%
Checkout Holding Corp.(o)				8,573	45,008
Chemicals & Plastics–0.00%
Lyondell Chemical Co., Class A				344	25,542
Conglomerates–0.02%
Euramax International, Inc. (Acquired 07/09/2009; Cost $1,962,106)(e)(o)				1,870	158,933
Drugs–0.00%
BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(e)(o)				4,658	0
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(e)(o)				7,468	0
					0
Financial Intermediaries–0.00%
RJO Holdings Corp. (Acquired 12/10/2010; Cost $0)(e)(o)				2,144	2,144
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0)(e)(o)				1,142	1,257
RJO Holdings Corp., Class B (Acquired 12/10/2010; Cost $0)(e)(o)				3,334	33
					3,434
Health Care–0.00%
New Millennium Holdco(o)				148,019	12,952
Lodging & Casinos–0.57%
Caesars Entertainment Operating Co., LLC(o)				33,147	291,362
Twin River Worldwide Holdings, Inc.(o)				167,864	5,059,421
					5,350,783
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

			Shares		Value
Oil & Gas–0.95%
AF Global, Inc.(e)(o)				409	$ 23,926
CJ Holding Co.(o)				28,759	340,507
Fieldwood Energy LLC(o)				45,648	1,460,736
HGIM Corp.(e)(o)				3,536	95,472
HGIM Corp., Wts. expiring 07/02/2043(e)(o)				15,803	434,582
Pacific Drilling S.A.(o)				11,290	154,447
Paragon Offshore Finance Co., Class A (Cayman Islands)(o)				2,560	2,641
Paragon Offshore Finance Co., Class B (Cayman Islands)(o)				1,280	44,800
Samson Investment Co.(o)				163,748	3,848,078
Transocean Ltd.(o)				232,965	1,444,383
Tribune Resources, Inc., First Lien Wts. expiring 04/03/2023 (Acquired 04/03/2018; Cost $8,064)(e)(o)				97,410	2,922
Tribune Resources, Inc.(o)				376,237	1,039,355
					8,891,849
Publishing–1.45%
Affiliated Media, Inc., Class B (Acquired 10/11/2007; Cost $5,595,972)(o)				87,369	1,747,376
Merrill Communications LLC, Class A (Acquired 03/08/2013; Cost $1,384,908)(o)				602,134	11,741,613
Tribune Publishing Co.(o)				6,064	59,548
					13,548,537
Retailers (except Food & Drug)–0.05%
Claire’s Stores, Inc.(o)				420	271,688
Fullbeauty Brands Holdings Corp.(o)				2,065	204,435
Payless, Inc.(o)				79,627	0
					476,123
Surface Transport–2.98%
Nobina Europe AB(o)(p)				4,969,706	27,791,671
Telecommunications–0.00%
Goodman Networks, Inc. (Acquired 05/31/2017; Cost $1,011)(e)(o)				101,108	0
Utilities–1.08%
Bicent Power, LLC, Series A, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(e)(o)				2,024	0
Bicent Power, LLC, Series B, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(e)(o)				3,283	0
Vistra Operations Co. LLC				412,446	9,717,228
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(o)				412,446	325,832
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $317,415)(e)(o)				675,351	37,144
					10,080,204
Total Common Stocks & Other Equity Interests (Cost $63,903,242)					70,601,964
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Structured Products–3.47%
Adagio V CLO DAC, REGS, Series V-X, Class E (3 mo. EURIBOR + 5.15%)(l)(m)	5.15%	10/15/2031	EUR	263	279,829
Avoca CLO XVII, REGS, Series 17X, Class E (3 mo. EURIBOR + 5.95%)(l)(m)	5.95%	01/15/2030	EUR	3,750	4,193,258
Avoca CLO XX DAC, Class E, REGS (3 mo. EURIBOR + 5.75%)(l)(m)	5.75%	07/15/2032	EUR	606	666,637
Cadogan Square CLO XIII DAC (Ireland),
REGS, Series 13X, Class E (3 mo. EURIBOR + 5.75%)(l)(m)	5.75%	01/15/2032		515	563,351
REGS, Series 13X, Class D (3 mo. EURIBOR + 3.75%)(l)(m)	3.75%	01/15/2032		173	194,247
Clontarf Park CLO, REGS, Series 2017-1A, Class D (3 mo. EURIBOR + 5.10%)(l)(m)	5.10%	08/05/2030	EUR	4,988	5,305,160
CVC Cordatus Loan Fund XIV DAC CLO (Ireland),
Class E, REGS (3 mo. EURIBOR + 5.90%)(l)(m)	5.90%	05/22/2032		2,225	2,450,752
Class D1E, REGS (3 mo. EURIBOR + 3.87%)(l)(m)	3.87%	05/22/2032		890	999,978
Diamond CLO Ltd., Series 2019-1A, Class C (3 mo. USD LIBOR + 3.60%)(l)(m)	6.22%	04/25/2029		$1,921	1,919,564
Elm Park CLO, Ltd., REGS, Series 1X, Class D (3 mo. EURIBOR + 5.25%)(l)(m)	5.25%	04/16/2029	EUR	3,000	3,362,772
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(l)(m)	7.33%	10/25/2028		$1,694	1,694,009
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
OCP Euro CLO (Ireland),
REGS, Series 2017-1, Class E (3 mo. EURIBOR + 5.35%)(l)(m)	5.35%	06/18/2030	EUR	2,850	$3,124,447
REGS, Series 2017-2, Class E (3 mo. EURIBOR + 5.00%)(l)(m)	5.00%	01/15/2032		1,405	1,527,506
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.85%)(l)(m)	7.45%	04/15/2026		$1,639	1,602,743
Palmerston Park CLO, REGS, Series 2017, Class D (3 mo. EURIBOR + 5.37%)(l)(m)	5.37%	04/18/2030	EUR	4,000	4,434,674
Total Structured Products (Cost $32,964,927)					32,318,927
			Shares
Preferred Stocks–0.03%(n)
Automotive–0.02%
ThermaSys Corp., Series A				208,860	164,999
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2 (Acquired 12/10/2010; Cost $0)(e)				649	6,489
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc., Series A				111	16,928
Vivarte (France) (Acquired 01/12/2018; Cost $0)(e)				39,369	0
Vivarte, Class A Preference Shares (France) (Acquired 01/12/2018; Cost $0)(e)				1,313	0
Vivarte, Class B Preference Shares (France) (Acquired 01/12/2018; Cost $0)(e)				1,313	0
					16,928
Telecommunications–0.01%
Goodman Networks, Inc., Series A-1(e)				120,295	90,221
Total Preferred Stocks (Cost $286,115)					278,637
TOTAL INVESTMENTS IN SECURITIES–153.87% (Cost $1,482,363,396)					1,435,015,415
BORROWINGS–(35.06)%					(327,000,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(13.40)%					(125,000,000)
OTHER ASSETS LESS LIABILITIES–(5.41)%					(50,390,304)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$932,625,111
Investment Abbreviations:
CHF	– Swiss Franc
CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REGS	– Regulation S
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(f)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 5.
(g)	This variable rate interest will settle after May 31, 2019, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2019 was $1,663,921, which represented less than 1% of the Fund’s Net Assets.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $209,323,350, which represented 22.44% of the Fund’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(n)	Securities acquired through the restructuring of senior loans.
(o)	Non-income producing security.
(p)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of May 31, 2019 represented 2.98% of the Fund’s Net Assets. See Note 4.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/17/2019	Barclays Bank PLC	EUR	86,774,264	USD	98,180,393	$1,134,961
06/17/2019	Barclays Bank PLC	GBP	26,707,132	USD	35,002,901	1,215,995
06/17/2019	Barclays Bank PLC	USD	30,966,682	SEK	296,922,539	364,077
06/17/2019	Barclays Bank PLC	USD	3,188,559	CHF	3,196,550	7,975
06/17/2019	Citibank N.A.	EUR	9,178,755	USD	10,321,172	55,960
06/17/2019	Citibank N.A.	GBP	26,707,132	USD	35,002,447	1,215,540
06/17/2019	Citibank N.A.	SEK	139,977,115	USD	15,155,616	385,470
06/17/2019	Goldman Sachs & Co.	CHF	1,598,261	USD	1,603,070	4,817
06/17/2019	Goldman Sachs & Co.	SEK	22,878,040	USD	2,431,935	17,883
06/17/2019	Goldman Sachs & Co.	USD	258,827	SEK	2,460,004	749
06/17/2019	JP Morgan Chase Bank, N.A.	CHF	1,598,289	USD	1,602,983	4,701
06/17/2019	JP Morgan Chase Bank, N.A.	EUR	86,774,264	USD	98,223,260	1,177,828
06/17/2019	JP Morgan Chase Bank, N.A.	SEK	144,153,402	USD	15,614,029	403,209
06/17/2019	Royal Bank of Canada	USD	2,265,336	SEK	21,648,040	18,928
06/17/2019	Toronto Dominion Bank	EUR	86,774,264	USD	97,950,962	905,530
07/16/2019	Bank of America, N.A.	EUR	66,781,430	USD	75,434,072	564,773
07/16/2019	Barclays Bank PLC	GBP	16,158,453	USD	21,046,658	574,492
07/16/2019	Citibank N.A.	GBP	16,133,164	USD	21,013,563	573,437
07/16/2019	Citibank N.A.	USD	619,635	SEK	5,904,012	4,718
07/16/2019	Goldman Sachs & Co.	EUR	62,548,013	USD	70,635,158	511,983
07/16/2019	JP Morgan Chase Bank, N.A.	EUR	62,548,013	USD	70,448,578	325,402
07/16/2019	JP Morgan Chase Bank, N.A.	GBP	16,133,164	USD	21,014,043	573,918
07/16/2019	Royal Bank of Canada	EUR	62,548,013	USD	70,743,116	619,941
07/16/2019	Royal Bank of Canada	USD	2,211,547	SEK	21,156,039	25,721
Subtotal—Appreciation						10,688,008
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/17/2019	Bank of America, N.A.	USD	70,593,391	EUR	62,639,435	$(539,543)
06/17/2019	Barclays Bank PLC	SEK	3,198,006	USD	336,336	(1,113)
06/17/2019	Barclays Bank PLC	USD	20,979,224	GBP	16,130,940	(572,144)
06/17/2019	Citibank N.A.	USD	27,566,989	GBP	21,152,384	(807,336)
06/17/2019	Goldman Sachs & Co.	SEK	10,824,021	USD	1,139,177	(2,955)
06/17/2019	Goldman Sachs & Co.	USD	70,561,444	EUR	62,639,435	(507,597)
06/17/2019	JP Morgan Chase Bank, N.A.	USD	91,728,877	EUR	81,526,952	(551,861)
06/17/2019	JP Morgan Chase Bank, N.A.	USD	20,979,562	GBP	16,130,940	(572,482)
06/17/2019	Royal Bank of Canada	USD	70,733,303	EUR	62,695,723	(616,504)
07/16/2019	Barclays Bank PLC	CHF	3,207,690	USD	3,208,699	(7,884)
07/16/2019	Barclays Bank PLC	SEK	301,596,548	USD	31,525,942	(368,132)
07/16/2019	Goldman Sachs & Co.	SEK	4,674,009	USD	485,371	(8,909)
07/16/2019	Royal Bank of Canada	SEK	3,444,007	USD	359,509	(4,698)
Subtotal—Depreciation						(4,561,158)
Total Forward Foreign Currency Contracts						$6,126,850

Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Dynamic Credit Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Dynamic Credit Opportunities Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
F.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
Invesco Dynamic Credit Opportunities Fund

H.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Foreign Risk – The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to currency risk. The Fund also may hold non-U.S. dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
J.	Other Risks — The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
K.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Dynamic Credit Opportunities Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2019, there were transfers from Level 3 to Level 2 of $18,770,079, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $16,869,068, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,005,025,240	$146,154,070	$1,151,179,310
Non-U.S. Dollar Denominated Bonds & Notes	—	100,351,395	—	100,351,395
U.S. Dollar Denominated Bonds & Notes	—	80,285,182	—	80,285,182
Common Stocks & Other Equity Interests	17,383,679	44,690,457	8,527,828	70,601,964
Structured Products	—	32,318,927	—	32,318,927
Preferred Stocks	—	181,927	96,710	278,637
Investments Matured	—	1,072,464	602,366	1,674,830
Total Investments in Securities	17,383,679	1,263,925,592	155,380,974	1,436,690,245
Other Investments - Assets*
Forward Foreign Currency Contracts	—	10,688,008	—	10,688,008
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(4,561,158)	—	(4,561,158)
Total Other Investments	—	6,126,850	—	6,126,850
Total Investments	$17,383,679	$1,270,052,442	$155,380,974	$1,442,817,095

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2019:
	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/19
Variable Rate Senior Loan Interests	$103,236,691	$51,788,896	$(2,237,039)	$139,148	$34,027	$(1,293,232)	$12,794,066	$(18,308,487)	$146,154,070
Common Stocks & Other Equity Interests	5,346,143	540,950	–	–	–	(955,550)	3,892,878	(296,593)	8,527,828
Preferred Stocks	264,842	–	–	–	–	(3,133)	–	(164,999)	96,710
Investments Matured	420,242	–	–	(4,987)	–	4,987	182,124	–	602,366
Total	$109,267,918	$52,329,846	$(2,237,039)	$134,161	$34,027	$(2,246,928)	$16,869,068	$(18,770,079)	$155,380,974
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Invesco Dynamic Credit Opportunities Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2019:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$10,688,008
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$10,688,008
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(4,561,158)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(4,561,158)
Effect of Derivative Investments for the three months ended May 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$9,333,187
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	2,785,060
Total	$12,118,247
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$1,249,820,997
NOTE 4—Investments in Other Affiliates
The Investment Company Act of 1940, as amended (the "1940 Act"), defines an "affiliated person" as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended May 31, 2019.
	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 05/31/19	Dividend Income
Nobina Europe AB	$34,517,826	$-	$-	$(6,726,155)	$-	$27,791,671	$1,689,842
Invesco Dynamic Credit Opportunities Fund

NOTE 5—Unfunded Loan Commitments
As of May 31, 2019, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
Borrower	Type	Principal Amount(a)		Value
AMCP Clean Acquisition Co., LLC	Delayed Draw Term Loan		$ 97,131	$ 96,888
Claire’s Stores, Inc.	Revolver Loan		19,907	19,907
Dentalcorp Perfect Smile ULC	Second Lien Delayed Draw Term Loan		62,253	61,475
Fieldwood Energy LLC	Revolver Loan		15,295,542	15,142,586
Heartland Dental, LLC	Delayed Draw Term Loan		21,521	20,876
IAP Worldwide Services	Revolver Loan		1,299,963	1,299,963
Mavis Tire Express Services Corp.	Delayed Draw Term Loan		239,951	236,201
National Vision, Inc.	Revolver Loan		1,743,979	1,604,461
Pacific Gas and Electric Co.	Delayed Draw Term Loan		1,122,064	1,127,674
Tackle Group S.a.r.l.	Revolver Loan	EUR	740,826	816,346
Transtar Holding Co.	Delayed Draw Term Loan		157,647	157,647
Unilabs Diagnostics AB	Revolver Loan	EUR	6,438,814	7,094,934
				$ 27,678,958
(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.
Currency Abbreviations:
EUR – Euro
NOTE 6—Senior Loan Participation Commitments
The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
At the three months ended May 31, 2019, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.
Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$1,743,979	$1,604,461
Invesco Dynamic Credit Opportunities Fund